Statement of Operations - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
REVENUES
COST OF GOODS SOLD
GROSS PROFIT
GENERAL AND ADMINISTRATIVE EXPENSES	(49,423)	(2,500)	(21,443)
TOTAL OPERATING EXPENSES	(49,423)	(2,500)	(21,443)
LOSS BEFORE INCOME TAX	(49,423)	(2,500)	(21,443)
INCOME TAX PROVISION
LOSS FROM CONTINUING OPERATIONS	(49,423)	(2,500)	(21,443)
DISCONTINUED OPERATIONS:
Loss from discontinued operations		$ (13,399)	$ (13,399)	$ (25,860)
BASIC AND DILUTED LOSS PER SHARE
FROM CONTINUING OPERATIONS	$ (0.00)	$ (0.00)	$ (0.00)
FROM DISCONTINUED OPERATIONS	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding - Basic and diluted	2,734,900	2,734,900	2,734,900	2,477,489